19. EMPLOYEES BENEFITS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FAF [Member]
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	R$ 3,377,234	R$ 3,412,120
Fair value of actuarial assets	(3,553,215)	(3,771,792)
(Surplus) Deficit	(175,981)	(359,672)
Irrecoverable surplus - (asset ceiling)	175,981	359,672
Net acturial asset
Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	359,672	695,367
Interest on irrecoverable surplus	26,184	64,113
Changes in irrecoverable surplus during the year	(209,875)	(399,808)
Ending balance of irrecoverable surplus	175,981	359,672
Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	3,412,120	2,498,564
Interest on actuarial obligations	242,746	223,848
Current service cost	42,106	28,172
Past service cost - plan changes	(4,223)
Benefit paid	(154,096)	(142,390)
Actuarial losses - experience	148,984	85,002
Actuarial losses - hypothesis	(310,403)	718,924
Ending balance of actuarial liabilities	3,377,234	3,412,120
Rollforward of the fair value of the assets
Beginning balance of the fair value of plan assets	(3,771,792)	(3,193,931)
Interest income on assets plan	(268,930)	(287,961)
Benefit paid	154,096	142,390
Return on assets higher (lower) than projection	333,411	(432,290)
Ending Balance of the fair value of the assets	(3,553,215)	(3,771,792)
Rollforward of comprehensive income
Beginning balance	28,172	27,972
Reversion to accumulated losses	(28,172)	(27,972)
Actuarial gains (losses)	161,419	(803,925)
Return on assets higher (lower) than projection	(333,411)	432,289
Changes on irrecoverable surplus	209,875	399,808
Ending balance	37,883	28,172
Costs recognized in statement of income
Current service costs	(42,106)	(28,172)
Interest on actuarial obligations	(242,746)	(223,848)
Projected return on assets	268,930	287,961
Interest on irrecoverable surplus	(26,184)	(64,113)
Past service cost - plan changes	4,223
Costs recognized in statement of income	(37,883)	(28,172)
Estimated costs for the next period
Costs of defined benefit	(26,741)	(42,106)
Estimated costs for the next period	(26,741)	(42,106)
Plans II [Member]
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	23,256	19,550
Fair value of actuarial assets	(24,170)	(29,580)
(Surplus) Deficit	(914)	(10,030)
Irrecoverable surplus - (asset ceiling)	167	6,777
Net acturial asset	(747)	(3,253)
Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	6,777	8,502
Interest on irrecoverable surplus	476	782
Changes in irrecoverable surplus during the year	(7,086)	(2,507)
Ending balance of irrecoverable surplus	167	6,777
Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	19,550	17,447
Interest on actuarial obligations	1,324	1,544
Current service cost
Past service cost - plan changes
Benefit paid	(1,612)	(1,353)
Actuarial losses - experience	5,273	(1,176)
Actuarial losses - hypothesis	(1,279)	3,088
Ending balance of actuarial liabilities	23,256	19,550
Rollforward of the fair value of the assets
Beginning balance of the fair value of plan assets	(29,580)	(27,819)
Interest income on assets plan	(2,028)	(2,497)
Benefit paid	1,612	1,353
Return on assets higher (lower) than projection	5,826	(617)
Ending Balance of the fair value of the assets	(24,170)	(29,580)
Rollforward of comprehensive income
Beginning balance	1,213	(567)
Reversion to accumulated losses	(1,213)	567
Actuarial gains (losses)	(3,994)	(1,911)
Return on assets higher (lower) than projection	(5,826)	617
Changes on irrecoverable surplus	7,086	2,507
Ending balance	(2,734)	1,213
Costs recognized in statement of income
Current service costs
Interest on actuarial obligations	(1,324)	(1,544)
Projected return on assets	2,028	2,497
Interest on irrecoverable surplus	(476)	(782)
Past service cost - plan changes
Costs recognized in statement of income	228	171
Estimated costs for the next period
Costs of defined benefit	54	228
Estimated costs for the next period	R$ 54	R$ 228